LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND

January 12, 1998

Dear Shareholder:

Your Fund has changed its name. The JPM Institutional U.S. Small Company Fund is now the J.P. Morgan Institutional U.S. Small Company Fund. When J.P. Morgan began advising mutual funds over 15 years ago, regulatory restrictions prevented us from using our name in the title of any mutual fund, which led to the JPM acronym. With the evolution of today's financial marketplace, we are now able to proudly include the full J.P. Morgan name in the title of your Fund.

We are pleased to report that the six months ended November 30, 1997 proved to be a rewarding one for investing in small companies. Despite an increase in market volatility and negative returns in October, small company stocks posted strong overall returns. The Fund's 16.19% total return for the six-month period topped both the 15.55% return for the Lipper Small Company Growth Fund Average and the 14.19% return for its benchmark, the Russell 2500. The Fund's net asset value advanced from $14.09 per share on May 31, 1997 to $15.57 at the end of the reporting period, after making distributions of $0.56 from long-term capital gains, $0.19 from short-term capital gains, and $0.02 from ordinary income.

The report that follows includes an interview with James B. Otness, a member of our portfolio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the Fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated



--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . 1    FUND FACTS AND HIGHLIGHTS. . . . . . . 5

FUND PERFORMANCE . . . . . . . . . 2    FINANCIAL STATEMENTS . . . . . . . . . 8

PORTFOLIO MANAGER Q&A. . . . . . . 3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for period of less than one year are not annualized and provide a picture of how a fund has performed over the short term.




PERFORMANCE                        TOTAL RETURNS                   AVERAGE ANNUAL TOTAL RETURNS
                                   ---------------------           -------------------------------------------------
                                   THREE          SIX              ONE          THREE          FIVE           TEN
AS OF NOVEMBER 30, 1997            MONTHS         MONTHS           YEAR         YEARS          YEARS          YEARS
--------------------------------------------------------           -------------------------------------------------
J.P. Morgan Institutional
  U.S. Small Company Fund*         2.23%          16.19%           24.77%       25.35%         15.86%         17.11%
Russell Benchmark**                2.21%          14.19%           23.72%       25.03%         18.01%         17.06%
Lipper Small Company
  Growth Fund Average              1.31%          15.55%           21.00%       23.28%         16.97%         18.03%

AS OF SEPTEMBER 30, 1997
--------------------------------------------------------           -------------------------------------------------
J.P. Morgan Institutional
  U.S. Small Company Fund*         15.34%         32.29%           35.18%       25.37%         20.46%         12.15%
Russell Benchmark**                14.35%         31.63%           34.30%       24.98%         21.52%         12.70%
Lipper Small Company
  Growth Fund Average              16.55%         36.49%           29.79%       24.99%         21.08%         14.29%





*THE J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND'S RETURNS INCLUDE HISTORICAL RETURNS OF THE PIERPONT CAPITAL APPRECIATION FUND PRIOR TO NOVEMBER 4, 1993 (COMMENCEMENT OF OPERATIONS); THE INCEPTION DATE OF THE FUND IS JULY 19, 1993.

**THE RUSSELL BENCHMARK IS COMPRISED OF THE RUSSELL 2000 INDEX PRIOR TO AUGUST 31, 1993 AND THE RUSSELL 2500 INDEX THEREAFTER.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with JAMES B. OTNESS, a member of the portfolio management team for The U.S. Small Company Portfolio in which the Fund invests. James has managed client portfolios employing a small company investment approach since 1983. In his prior assignments, he managed large capitalization equities and headed a group of technology analysts in the Investment Research Department. He joined Morgan in 1970 after graduation from Harvard University and service in the U.S. Marine Corps Reserve. He is a Chartered Financial Analyst. This interview was conducted on January 9, 1998 and reflects James' views on that date.

WHAT HAPPENED IN THE SMALL CAP MARKET DURING THE REPORTING PERIOD?

JBO: The small-cap market had another good year in absolute terms, especially during the fund's six-month reporting period. The market rose over 14% for the six-month period.

Over the course of the year, large-capitalization stocks performed best, followed by mid-cap and then small-cap. The theme has been a flight to safety. Traditionally, large capitalization stocks have been less risky and investors often prefer them in times of uncertainty. Even within the large-cap market, the biggest names, the so called "Nifty Fifty," had the best returns.

In the third calendar quarter, we saw a reversal of this. A lack of concern for inflation or Asian problems led to a broadening of the market, and small stocks quickly became the best performing segment of the market during that time. Of course, October put an end to this. The turmoil in Asia spilled over into our own markets and we saw a sell-off, with small stocks getting hit the hardest.

WITH LARGE STOCKS PERFORMING SO WELL, WHAT IS THE ARGUMENT FOR INVESTING IN SMALL STOCKS?

JBO: There are a few, but the most interesting is that large companies in general stand to be hurt the most by Asia. There are some segments of the small company universe, such as the technology sector, that have significant Asian exposure. However, large corporations tend to derive a greater portion of their revenues from overseas. Yet, the Asian meltdown and the anticipated Asian economic slowdown has investors flocking toward the perceived safety of large company stocks. We expect the tables to turn once investors think this through.

Adding to that, the dollar is likely to strengthen in this scenario, and that's likely to be a headwind for large companies. Overall, we continue to believe that small-cap stocks are undervalued relative to large-cap stocks.

HOW MUCH EXPOSURE DOES THE FUND HAVE IN THE TECHNOLOGY SECTOR?

JBO: The Portfolio is sector neutral, meaning that we have about the same exposure to technology stocks as the benchmark, the Russell 2500. Right now that's about 12%. Funds that were heavy in technology issues were badly hurt in October. To us, this is a reminder of why we keep the fund sector neutral. The diversity in the fund's portfolio has been beneficial during this recent period of volatility.

DURING THE SIX-MONTH PERIOD, THE FUND PROVIDED A RETURN OF 16.19% RETURN, BEATING THE 14.19% RETURN FOR THE RUSSELL 2500. CAN YOU GIVE US A STOCK SELECTION EXAMPLE THAT HELPED THE FUND OUTPERFORM ITS BENCHMARK?

JBO: A good example would be D.R. HORTON. The Portfolio held a large position in that company throughout the period. D.R. Horton builds and sells high-quality, single-family homes to the entry-level market. They have an entrepreneurial management structure and a conservative approach to acquiring land to build on. They have the highest margin of any home builder and they are the fastest growing as well. They've reported 76 consecutive quarters of consistent sales and profitability growth. Adding to this, we're in a period of strong economic growth and low mortgage rates, which has translated to double-digit new home orders for the industry.

This is a stock that the Portfolio has owned for some time. We felt it was an unrecognized value. Not surprisingly, many analysts have recently revised their earnings estimates upward, recognizing the company's strong performance.

WHAT IS YOUR OUTLOOK FOR SMALL COMPANY STOCKS IN THE COMING MONTHS? AND WITH THAT IN MIND, HOW ARE YOU POSITIONING THE PORTFOLIO?

JBO: We continue to believe small-cap stocks are a better value than large-cap stocks for the reasons we just discussed. In terms of strategy, we manage the fund in a similar fashion regardless of the market environment. We keep it well diversified and sector neutral and we focus on stock selection to provide the performance. With this approach, we try to insulate the fund from macro events, such as the Asian crisis. We rely on the breadth of our research to generate returns, as opposed to making style or theme bets. If the market volatility continues, we believe our consistent approach will be the key to helping the Fund outperform its competitors.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional U.S. Small Company Fund seeks to provide a high total return from a portfolio of equity securities of small companies. The fund seeks to outperform the Russell 2500 Index. The fund is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
7/19/93

--------------------------------------------------------------------------------
NET ASSETS AS OF 11/30/97
$442,103,261

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
12/24/97

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE
12/24/97

EXPENSE RATIO
The fund's current annualized expense ratio of 0.80% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1997

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

     FINANCE                            19.5%
     CONSUMER GOODS & SERVICES           17.4%
     TECHNOLOGY                         11.5%
     BASIC INDUSTRIES                    9.8%
     INDUSTRIAL PRODUCTS & SERVICES      9.7%
     HEALTH CARE                         8.6%
     UTILITIES                           8.3%
     ENERGY                              5.8%
     OTHER                               4.1%
     SHORT-TERM                          5.3%

                                                    % OF TOTAL
LARGEST EQUITY HOLDINGS                             INVESTMENTS
---------------------------------------------------------------
CAPITAL RE CORP.                                        1.6%
  (FINANCE)

DEKALB GENETICS CORP.                                   1.5%
  (BASIC INDUSTRIES)

INPUT/OUTPUT, INC. (ENERGY)                             1.4%

D.R. HORTON, INC.                                       1.3%
  (INDUSTRIAL PRODUCTS & SERVICES)

TOSCO CORP. (ENERGY)                                    1.2%

COMMERCIAL METALS CO.                                   1.1%
  (BASIC INDUSTRIES)

GEORGIA GULF CORP.                                      1.1%
  (BASIC INDUSTRIES)

WESTPOINT STEVENS, INC.                                 1.0%
  (CONSUMER GOODS & SERVICES)

W.R. BERKLEY CORP.                                      1.0%
  (FINANCE)

INTERMET CORP.                                          1.0%
  (INDUSTRIAL PRODUCTS & SERVICES)

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. AN INVESTMENT IN THE FUND WILL FLUCTUATE AND MAY LOSE VALUE.

Past performance is no guarantee for future performance. Returns are net of fees, assume the reinvestment of fund distributions and may reflect the reimbursement of fund expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinion expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). Historically small company stocks have been more volatile than large company stocks

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Small Company Portfolio
  ("Portfolio"), at value                          $442,149,849
Receivable for Expense Reimbursements                    18,989
Receivable for Shares of Beneficial Interest Sold         6,954
Deferred Organization Expenses                            6,304
Prepaid Trustees' Fees                                    1,392
Prepaid Expenses and Other Assets                        18,097
                                                   ------------
    Total Assets                                    442,201,585
                                                   ------------
LIABILITIES
Shareholder Servicing Fee Payable                        36,226
Payable for Shares of Beneficial Interest
  Redeemed                                               17,000
Administrative Services Fee Payable                      10,942
Administration Fee Payable                                1,877
Fund Services Fee Payable                                   596
Accrued Expenses                                         31,683
                                                   ------------
    Total Liabilities                                    98,324
                                                   ------------
NET ASSETS
Applicable to 28,389,378 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $442,103,261
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $15.57
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $330,779,995
Undistributed Net Investment Income                   1,325,888
Accumulated Net Realized Gain on Investment          37,477,356
Net Unrealized Appreciation of Investment            72,520,022
                                                   ------------
    Net Assets                                     $442,103,261
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income                                      $ 2,582,660
Allocated Interest Income                                          524,625
Allocated Portfolio Expenses                                    (1,510,650)
                                                               -----------
    Net Investment Income Allocated from
      Portfolio                                                  1,596,635
FUND EXPENSES
Shareholder Servicing Fee                          $ 222,825
Administrative Services Fee                           67,826
Registration Fees                                     21,193
Transfer Agent Fees                                   11,906
Professional Fees                                     10,063
Fund Services Fee                                      8,283
Administration Fee                                     6,325
Printing Expenses                                      5,876
Amortization of Organization Expenses                  4,992
Trustees' Fees and Expenses                            4,244
Insurance Expense                                        820
Miscellaneous                                          9,820
                                                   ---------
    Total Fund Expenses                              374,173
Less: Reimbursement of Expenses                     (102,220)
                                                   ---------
NET FUND EXPENSES                                                  271,953
                                                               -----------
NET INVESTMENT INCOME                                            1,324,682
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                     41,073,653
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                           23,206,319
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $65,604,654
                                                               -----------
                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1997     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1997
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      1,324,682    $    2,667,115
Net Realized Gain on Investment Allocated from
  Portfolio                                              41,073,653        25,048,105
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                    23,206,319         6,793,747
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         65,604,654        34,508,967
                                                   -----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (551,446)       (3,198,710)
Net Realized Gain                                       (21,465,717)      (21,833,850)
                                                   -----------------   --------------
    Total Distributions to Shareholders                 (22,017,163)      (25,032,560)
                                                   -----------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         49,897,607       142,795,731
Reinvestment of Dividends and Distributions               7,524,282         7,838,237
Cost of Shares of Beneficial Interest Redeemed          (60,703,148)      (50,243,897)
                                                   -----------------   --------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                      (3,281,259)      100,390,071
                                                   -----------------   --------------
    Total Increase in Net Assets                         40,306,232       109,866,478
NET ASSETS
Beginning of Period                                     401,797,029       291,930,551
                                                   -----------------   --------------
End of Period (including undistributed net
  investment income of $1,325,888 and $552,652,
  respectively)                                    $    442,103,261    $  401,797,029
                                                   -----------------   --------------
                                                   -----------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                             FOR THE PERIOD
                                                      FOR THE SIX          FOR THE FISCAL YEAR ENDED MAY     JULY 19, 1993
                                                      MONTHS ENDED                      31,                 (COMMENCEMENT OF
                                                   NOVEMBER 30, 1997       ------------------------------    OPERATIONS) TO
                                                      (UNAUDITED)            1997       1996       1995      MAY 31, 1994*
                                                   ------------------      --------   --------   --------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $        14.09          $  13.97   $  11.16   $  10.03   $         10.00
                                                   ------------------      --------   --------   --------   ----------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.05              0.10       0.13       0.10              0.04
Net Realized and Unrealized Gain on Investment               2.20              1.07       3.66       1.12                --
                                                   ------------------      --------   --------   --------   ----------------
Total from Investment Operations                             2.25              1.17       3.79       1.22              0.04
                                                   ------------------      --------   --------   --------   ----------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                       (0.02)            (0.13)     (0.12)     (0.09)            (0.01)
Net Realized Gain                                           (0.75)            (0.92)     (0.86)        --                --
                                                   ------------------      --------   --------   --------   ----------------
Total Distributions to Shareholders                         (0.77)            (1.05)     (0.98)     (0.09)            (0.01)
                                                   ------------------      --------   --------   --------   ----------------
NET ASSET VALUE, END OF PERIOD                     $        15.57          $  14.09   $  13.97   $  11.16   $         10.03
                                                   ------------------      --------   --------   --------   ----------------
                                                   ------------------      --------   --------   --------   ----------------
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                16.19%(a)          9.44%     35.60%     12.26%             0.42%(a)
Net Assets, End of Period
  (in thousands)                                   $      442,103          $401,797   $291,931   $149,279   $        74,141
Ratios to Average Net Assets
  Expenses                                                   0.80%(b)          0.80%      0.80%      0.80%             0.80%(b)
  Net Investment Income                                      0.59%(b)          0.81%      1.20%      1.14%             0.93%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                    0.05%(b)          0.05%      0.03%      0.11%             0.27%(b)

------------------------
(a) Not annualized.

(b) Annualized.

*  Investment operations commenced on November 4, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Institutional U.S. Small Company Fund (the "Fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The inception date of the Fund is July 19, 1993, and the Fund commenced operations on November 4, 1993 when the first public shareholder was admitted. Prior to January 1, 1998, the Trust's and the Fund's names were The JPM Institutional Funds and The JPM Institutional U.S. Small Company Fund, respectively.

The Fund invests all of its investable assets in The U.S. Small Company Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (36% at November 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

   a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

   c) Substantially all the Fund's net investment income is declared and paid as dividends semi-annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The Fund incurred organization expenses in the amount of $49,795. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

   e) The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust, on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1997, the fee for these services amounted $6,325.

   b) The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and the other portfolios in which the Trust and the J.P. Morgan Funds (formerly The JPM Pierpont Funds) invest (the "Master Portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30,1997, the fee for these services amounted to $67,826.

      Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.80% of the average daily net assets of the Fund through September 30, 1998. For the six months ended November 30, 1997, Morgan has agreed to reimburse the Fund $102,220 for expenses under this agreement.

   c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administation and personal account maintenance services to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund. For the six months ended November 30, 1997, the fee for these services amounted to $222,825.

   d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $8,283 for the six months ended November 30, 1997.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The Trust, the J.P. Morgan Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,700.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                       FOR THE SIX
                                                       MONTHS ENDED       FOR THE FISCAL
                                                    NOVEMBER 30, 1997       YEAR ENDED
                                                       (UNAUDITED)         MAY 31, 1997
                                                   --------------------   --------------
Shares of beneficial interest sold...............            3,299,280        10,786,215
Reinvestment of dividends and distributions......              502,289           620,213
Shares of benefical interest redeemed............           (3,923,385)       (3,792,339)
                                                   --------------------   --------------
Net Increase (Decrease)..........................             (121,816)        7,614,089
                                                   --------------------   --------------
                                                   --------------------   --------------

4. CREDIT AGREEMENT

The Trust, on behalf of the Fund, together with other affiliated investment companies (the "Funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the Fund are in the Portfolio, the Portfolio is party to certain covenants of the Agreement. The maximum commitment borrowing under the Agreement is $150,000,000. The Agreement expires on May 27, 1998, however, the Fund and the unaffiliated lenders as parties to the Agreement will have the ability to extend the Agreement and continue their participation therein for an additional 364 days. The purpose of the Agreement is to provide another alternative for settling large funds shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The Funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the Funds in accordance with procedures established by their respective Trustees or Directors. The Fund has not borrowed pursuant to the Agreement as of November 30, 1997.

The U.S. Small Company Portfolio

Semi-Annual Report November 30, 1997

(unaudited)

(The following pages should be read in conjunction with the J.P. Morgan Institutional U.S. Small Company Fund
Semi-Annual Financial Statements)

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
COMMON STOCKS (95.0%)
BASIC INDUSTRIES (9.8%)
AGRICULTURE (1.5%)
Dekalb Genetics Corp., Class B...................       475,000   $    18,465,625
                                                                  ---------------
CHEMICALS (3.4%)
Albemarle Corp...................................       233,400         5,820,412
Bush Boake Allen, Inc.+..........................       110,500         3,107,812
Crompton & Knowles Corp..........................       146,700         3,887,550
General Chemical Group, Inc......................       382,300        10,537,144
Geon Co..........................................        87,800         2,074,275
Georgia Gulf Corp................................       425,300        13,210,881
Minerals Technologies, Inc.......................        55,600         2,432,500
OM Group, Inc....................................        31,050         1,191,544
                                                                  ---------------
                                                                       42,262,118
                                                                  ---------------
FOREST PRODUCTS & PAPER (1.7%)
American Pad & Paper Co.+........................       479,600         6,954,200
Caraustar Industries, Inc........................       136,900         4,410,747
Jefferson Smurfit Corp.+.........................       189,600         3,116,550
Temple-Inland, Inc...............................        77,900         4,450,037
Universal Forest Products, Inc...................       127,200         1,923,900
                                                                  ---------------
                                                                       20,855,434
                                                                  ---------------
METALS & MINING (3.2%)
Allegheny Teledyne, Inc..........................       163,600         4,212,700
Alumax, Inc.+....................................        77,200         2,426,975
Commercial Metals Co.............................       419,900        13,830,456
Mueller Industries, Inc.+........................       166,800         7,766,625
Schnitzer Steel Industries, Inc., Class A........       208,800         5,846,400
Steel Technologies, Inc..........................       488,800         5,560,100
                                                                  ---------------
                                                                       39,643,256
                                                                  ---------------
  TOTAL BASIC INDUSTRIES.........................                     121,226,433
                                                                  ---------------

CONSUMER GOODS & SERVICES (17.5%)
APPARELS & TEXTILES (0.2%)
Ashworth, Inc.+..................................       223,800         2,412,844
Tropical Sportswear International Corp.+.........        34,000           402,687
                                                                  ---------------
                                                                        2,815,531
                                                                  ---------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
AUTOMOTIVE (0.3%)
Amcast Industrial Corp...........................       134,400   $     3,326,400
Sonic Automotive, Inc............................        71,700           752,850
                                                                  ---------------
                                                                        4,079,250
                                                                  ---------------
BROADCASTING & PUBLISHING (0.6%)
Banta Corp.......................................        95,600         2,413,900
Digital Generation Systems, Inc.+................        49,200           175,275
PRIMEDIA, Inc.+..................................       140,700         1,873,069
Tele-Communications TCI Ventures Group+..........       129,900         2,951,166
                                                                  ---------------
                                                                        7,413,410
                                                                  ---------------
EDUCATION (0.3%)
DeVry, Inc.+.....................................        47,500         1,270,625
Education Management Corp.+......................        49,000         1,223,469
Youth Services International, Inc.+..............        74,100         1,074,450
                                                                  ---------------
                                                                        3,568,544
                                                                  ---------------
ENTERTAINMENT, LEISURE & MEDIA (3.1%)
Cinar Films Inc., Class B+.......................        18,800           756,700
Galileo International, Inc.......................       195,800         5,249,887
Grand Casinos, Inc.+.............................       204,100         2,678,812
Imax Corp.+......................................       200,900         4,959,719
International Game Technology....................       372,800         9,320,000
Outdoor Systems, Inc.+...........................       106,100         3,275,837
Steiner Leisure, Ltd.*+..........................       105,900         3,018,150
TCA Cable TV, Inc................................       121,400         5,060,862
WMS Industries, Inc.+............................       140,000         3,255,000
                                                                  ---------------
                                                                       37,574,967
                                                                  ---------------
FOOD, BEVERAGES & TOBACCO (1.2%)
American Italian Pasta Co., Class A+.............        17,200           406,350
Beringer Wine Estates Holdings, Inc., Class B+...        10,400           336,050
IBP, Inc.........................................       111,000         2,532,187
International Home Foods, Inc.+..................       112,800         2,707,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
FOOD, BEVERAGES & TOBACCO (CONTINUED)
Interstate Bakeries Corp.........................        80,200   $     2,771,912
Universal Corp...................................       141,900         5,613,919
                                                                  ---------------
                                                                       14,367,618
                                                                  ---------------
HOUSEHOLD APPLIANCES & FURNISHINGS (1.9%)
Aaron Rents, Inc.................................       175,000         2,898,437
Bush Industries, Inc., Class A...................       199,700         5,267,087
Department 56, Inc.+.............................       165,500         4,830,531
Furniture Brands International, Inc.+............       427,000         8,353,187
LADD Furniture, Inc.+............................        42,200           646,187
Royal Appliance Manufacturing Co.+...............        57,200           396,825
Stanley Furniture Co., Inc.+.....................        46,600         1,281,500
                                                                  ---------------
                                                                       23,673,754
                                                                  ---------------
HOUSEHOLD PRODUCTS (0.0%)
Safety 1st, Inc.+................................        12,800            88,000
                                                                  ---------------
RESTAURANTS & HOTELS (2.1%)
Applebee's International, Inc....................        45,000           953,437
Boston Chicken, Inc.+............................       270,200         2,165,822
Boyd Gaming Corp.+...............................       266,300         1,930,675
Candlewood Hotel Company, Inc.+..................       167,500         1,465,625
Extended Stay America, Inc.+.....................        96,400         1,108,600
Friendly Ice Cream Corp.+........................        35,500           571,328
La Quinta Inns, Inc..............................       139,000         2,641,000
Outback Steakhouse, Inc.+........................       230,100         6,895,809
Papa John's International, Inc.+.................       122,400         4,054,500
Showbiz Pizza Time, Inc.+........................        77,100         1,672,106
Wendy's International, Inc.......................        99,300         2,085,300
                                                                  ---------------
                                                                       25,544,202
                                                                  ---------------
RETAIL (6.0%)
AutoZone, Inc.+..................................       212,100         6,363,000
Central Garden & Pet Co.+........................        26,900           759,925
Charming Shoppes, Inc.+..........................       190,100           929,708
Circuit City Stores, Inc.........................       121,100         3,973,594
CML Group, Inc.+.................................       100,300           351,050
Corporate Express, Inc.+.........................       638,600        10,037,994
Delia's, Inc.+...................................        89,500         2,092,062
Garden Ridge Corp.+..............................       490,000         7,487,812
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
RETAIL (CONTINUED)
Gymboree Corp.+..................................       117,800   $     3,405,156
Hannaford Brothers Co............................       169,300         6,803,744
Lazare Kaplan International, Inc.+...............        79,400         1,136,412
Let's Talk Cellular & Wireless, Inc.+(a).........        34,600           400,062
Lithia Motors, Inc., Class A+....................        91,100         1,429,131
N2K, Inc.+.......................................        11,400           216,600
Nine West Group, Inc.+...........................       130,200         3,539,812
One Price Clothing Stores, Inc.+.................       347,100           715,894
ONSALE, Inc.+....................................        76,500         1,350,703
Pacific Sunwear of California+...................        30,550           998,603
Party City Corp.+................................       134,000         3,835,750
Penn Traffic Co.+................................        76,800           672,000
Reebok International Ltd. (ADR)*+................       110,900         4,359,756
ShopKo Stores, Inc.+.............................        34,400           722,400
SportsLine USA, Inc.+............................        38,800           309,187
Talbots, Inc.....................................       219,500         4,650,656
The Sports Authority, Inc.+......................        49,200           965,550
Toymax International, Inc.+......................        23,700           214,781
Urban Outfitters, Inc.+..........................       301,300         5,348,075
USA Floral Products, Inc.+.......................        17,100           259,706
                                                                  ---------------
                                                                       73,329,123
                                                                  ---------------
TEXTILES (1.8%)
Fruit of the Loom, Inc., Class A+................       361,700         8,432,131
Westpoint Stevens, Inc.+.........................       321,600        12,843,900
Worldtex, Inc.+..................................        71,700           609,450
                                                                  ---------------
                                                                       21,885,481
                                                                  ---------------
  TOTAL CONSUMER GOODS & SERVICES................                     214,339,880
                                                                  ---------------

ENERGY (5.9%)
GAS EXPLORATION (1.6%)
Barrett Resources Corp.+.........................       161,500         4,784,437
Devon Energy Corp................................        22,100           859,137
Falcon Drilling Co., Inc.+.......................        78,500         2,531,625
Newfield Exploration Co.+........................       159,500         3,718,344
Ocean Energy, Inc.+..............................        36,200         2,024,937

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
GAS EXPLORATION (CONTINUED)
Patterson Energy, Inc.+..........................        88,000   $     3,212,000
Questar Corp.....................................        71,400         2,797,987
                                                                  ---------------
                                                                       19,928,467
                                                                  ---------------
OIL-PRODUCTION (2.3%)
Plains Resources, Inc.+..........................       150,000         2,475,000
Snyder Oil Corp..................................       120,300         2,390,962
Tosco Corp.......................................       440,200        14,334,012
Valero Energy Corp...............................       269,200         8,446,150
                                                                  ---------------
                                                                       27,646,124
                                                                  ---------------
OIL-SERVICES (2.0%)
Bayard Drilling Technologies, Inc.+..............        17,200           316,050
Dril-Quip, Inc.+.................................         6,800           203,575
Hanover Compressor Co.+..........................        70,300         1,476,300
Input/Output, Inc.+..............................       669,900        17,333,662
IRI International Corp.+.........................        34,400           554,700
Pride International, Inc.+.......................        22,400           618,800
Seacor Smit, Inc.+...............................        67,700         3,770,044
                                                                  ---------------
                                                                       24,273,131
                                                                  ---------------
  TOTAL ENERGY...................................                      71,847,722
                                                                  ---------------

FINANCE (19.5%)
BANKING (7.4%)
Bank United Corp., Class A.......................       153,600         6,393,600
Banknorth Group, Inc.............................        80,100         4,831,031
BankUnited Financial Corp., Class A+.............        28,400           367,425
Charter One Financial, Inc.......................        98,660         5,870,270
Colonial BancGroup, Inc..........................       124,400         3,778,650
Commercial Federal Corp..........................        44,100         2,119,556
Community First Bankshares, Inc..................        27,400         1,298,075
Compass Bancshares, Inc..........................       136,300         5,464,778
Crestar Financial Corp...........................        21,700         1,114,837
First Hawaiian, Inc..............................       183,000         6,896,812
First Republic Bank+.............................        54,700         1,511,087
Firstar Corp.....................................        70,100         2,733,900
FirstFed Financial Corp.+........................        96,400         3,518,600
Flagstar Bancorp, Inc............................       100,400         1,851,125
GBC Bancorp......................................       120,800         6,621,350
Hamilton Bancorp, Inc.+..........................        10,300           294,837
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
BANKING (CONTINUED)
HUBCO, Inc.......................................       191,774   $     6,646,155
InterWest Bancorp, Inc...........................        35,200         1,366,200
Irwin Financial Corp.............................        46,300         1,880,937
National Commerce Bancorporation.................       137,600         4,093,600
North Fork Bancorporation, Inc...................       120,100         3,648,037
Pacific Century Financial Corp...................       100,900         5,145,900
Providian Financial Corp.........................        49,400         2,176,687
Security First Network Bank+.....................        23,200           185,600
Sun Bancorp, Inc.+...............................        16,500           412,500
Trustco Bank Corp................................       161,780         3,988,888
Trustmark Corp...................................        46,200         1,735,387
Valley National Bancorp..........................       157,175         5,471,655
                                                                  ---------------
                                                                       91,417,479
                                                                  ---------------
FINANCIAL SERVICES (2.1%)
Amresco, Inc.+...................................        60,500         1,678,875
Beneficial Corp..................................        70,500         5,472,562
ContiFinancial Corp.+............................        44,000         1,157,750
First Alliance Corp.+............................        58,250         1,223,250
Granite Financial, Inc.+.........................        31,100           505,375
Hanover Capital Mortgage Holdings, Inc...........        30,500           518,500
IMH Commercial Holdings, Inc.....................        29,900           538,200
Litchfield Financial Corp........................       126,740         2,511,036
Ocwen Financial Corp.+...........................        90,800         2,201,900
Paymentech, Inc.+................................       197,700         3,064,350
Trammell Crow Co.+(a)............................        17,200           378,400
United Asset Managment Corp......................       115,200         3,002,400
WFS Financial, Inc.+.............................       124,600         1,479,625
Willis Lease Finance Corp.+......................       111,900         2,251,987
                                                                  ---------------
                                                                       25,984,210
                                                                  ---------------
INSURANCE (4.4%)
Capital Re Corp..................................       346,150        19,406,034
Financial Security Assurance Holdings Ltd.*......       138,800         6,089,850
Nationwide Financial Services, Inc...............        49,400         1,688,862
Reliance Group Holdings, Inc.....................       259,000         3,302,250
RenaissanceRe Holdings, Ltd.*....................       191,200         8,006,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
INSURANCE (CONTINUED)
USF & G Corp.....................................       165,500   $     3,341,031
W. R. Berkley Corp...............................       294,550        12,352,691
                                                                  ---------------
                                                                       54,187,218
                                                                  ---------------
REAL ESTATE INVESTMENT TRUSTS (5.6%)
American General Hospitality Corp................       109,800         2,978,325
American Residential Investment Trust, Inc.......        29,500           440,656
Arden Realty Group, Inc..........................       157,500         4,793,906
Beacon Properties Corp...........................       106,300         4,783,500
Brandywine Realty Trust..........................        62,800         1,518,975
Burnham Pacific Properties, Inc..................       123,900         1,773,319
Crescent Real Estate Equities, Inc...............        22,800           877,800
Developers Diversified Realty Corp...............        79,000         3,076,062
Entertainment Properties Trust+..................        66,300         1,276,275
Excel Realty Trust, Inc..........................        36,200         1,104,100
Gables Residential Trust.........................       165,800         4,507,687
Highwoods Properties, Inc........................        96,200         3,457,187
Innkeepers USA Trust.............................        41,000           658,562
Manufactured Home Communities, Inc...............        70,300         1,915,675
National Golf Properties, Inc....................        53,500         1,698,625
Oasis Residential, Inc...........................       176,200         3,843,362
Post Properties, Inc.............................       141,448         5,463,410
Price REIT, Inc..................................        82,900         3,274,550
Public Storage, Inc..............................        90,900         2,511,112
Simon Debartolo Group, Inc.......................       122,000         3,987,875
Starwood Lodging Trust...........................        81,400         4,365,075
Sunstone Hotel Investors, Inc....................        61,200         1,074,825
Tower Realty Trust, Inc.+........................        53,600         1,306,500
TriNet Corporate Realty Trust, Inc...............        65,200         2,510,200
Urban Shopping Centers, Inc......................        43,300         1,442,431
Weeks Corp.......................................       109,200         3,494,400
Westfield America, Inc...........................        58,100           969,544
                                                                  ---------------
                                                                       69,103,938
                                                                  ---------------
  TOTAL FINANCE..................................                     240,692,845
                                                                  ---------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------

HEALTHCARE (8.6%)
BIOTECHNOLOGY (1.8%)
Applied Analytical Industries, Inc.+.............       114,500   $     1,452,719
ArQule, Inc.+....................................        49,000         1,025,937
Cor Therapeutics, Inc.+..........................        26,700           609,094
Human Genome Sciences, Inc.+.....................       135,600         5,542,650
Hyseq, Inc.+.....................................        13,750           175,312
IDEC Pharmaceuticals Corp.+......................        26,000           909,188
Incyte Pharmaceuticals, Inc.+....................       129,600         5,313,600
Millennium Pharmaceuticals, Inc.+................        53,900         1,074,631
Novoste Corp.+...................................        25,800           616,781
SangStat Medical Corp.+..........................       113,800         3,940,325
Synaptic Pharmaceutical Corp.+...................        17,200           215,538
Vical, Inc.+.....................................        48,100           667,388
                                                                  ---------------
                                                                       21,543,163
                                                                  ---------------
HEALTH SERVICES (3.3%)
Alternative Living Services, Inc.+...............        86,900         2,313,713
Apria Healthcare Group, Inc.+....................       216,800         3,414,600
Health Care & Retirement Corp.+..................        70,800         2,787,750
Lifeline Systems, Inc.+..........................       101,100         2,262,113
Mariner Health Group, Inc.+......................       520,000         7,556,250
Paracelsus Healthcare Corp.+.....................       110,800           609,400
Pediatrix Medical Group, Inc.+...................        39,500         1,747,875
PhyCor, Inc.+....................................       284,000         7,011,250
ProMedCo Management Co.+.........................        51,500           437,750
Renal Care Group Inc.............................        29,300           930,275
Renal Treatment Centers, Inc.+...................        30,000           999,375
Sierra Health Services, Inc.+....................       191,400         6,962,175
Summit Care Corp.+...............................       183,600         2,914,650
Sunrise Assisted Living, Inc.+...................        27,300           984,506
                                                                  ---------------
                                                                       40,931,682
                                                                  ---------------
MEDICAL SUPPLIES (2.3%)
AutoCyte, Inc.+..................................        62,700           630,919
Cardiac Pathways Corp.+..........................        41,400           349,313
Closure Medical Corp.+...........................        36,700           903,738
Computer Motion, Inc.+...........................        37,200           397,575
Conceptus, Inc.+.................................        29,800           163,900
CONMED Corp.+....................................        95,500         2,256,188

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
MEDICAL SUPPLIES (CONTINUED)
Eclipse Surgical Technologies+...................       152,300   $     1,265,994
Endocardial Solutions, Inc.+.....................        53,000           616,125
Heartstream, Inc.+...............................       138,300         1,685,531
Henry Schein, Inc.+..............................        25,900           913,784
IDEXX Laboratories, Inc.+........................       319,200         5,107,200
Kensey Nash Corp.+...............................       243,000         4,100,625
KeraVision, Inc.+................................       143,400           869,363
Medi-Ject Corp.+.................................       210,300           604,613
Physio-Control International Corp.+..............        61,600           974,050
ResMed, Inc.+....................................        16,200           490,050
Sola International, Inc.+........................        75,200         2,274,800
Urologix, Inc.+..................................        23,600           470,525
Ventana Medical Systems, Inc.+...................       294,400         4,508,000
                                                                  ---------------
                                                                       28,582,293
                                                                  ---------------
PHARMACEUTICALS (1.2%)
Alza Corp.+......................................       289,100         7,715,356
Crescendo Pharmaceuticals Corp.+.................        14,555           165,563
Kos Pharmaceuticals, Inc.+.......................       115,600         1,921,850
Ligand Pharmaceuticals, Class B+.................        44,400           574,425
Mylan Labs, Inc..................................       217,200         4,819,125
                                                                  ---------------
                                                                       15,196,319
                                                                  ---------------
  TOTAL HEALTHCARE...............................                     106,253,457
                                                                  ---------------

INDUSTRIAL PRODUCTS & SERVICES (9.7%)
BUILDING MATERIALS (1.0%)
American Residential Services, Inc.+.............       171,100         2,331,238
Comfort Systems USA, Inc.+.......................        60,700         1,031,900
Owens Corning....................................       179,700         6,603,975
Service Experts, Inc.+...........................        93,700         2,547,469
                                                                  ---------------
                                                                       12,514,582
                                                                  ---------------
CAPITAL GOODS (3.4%)
ABC Rail Products Corp.+.........................        55,600         1,122,425
Applied Power, Inc., Class A.....................        59,800         3,647,800
Cincinnati Milacron, Inc.........................       206,900         6,116,481
Collins & Aikman Corp.+..........................       269,600         2,392,700
IDEX Corp........................................       118,000         3,930,875
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
CAPITAL GOODS (CONTINUED)
Industrial Distribution Group, Inc.+.............         8,100   $       156,431
MagneTek, Inc.+..................................       387,000         8,078,625
Modine Manufacturing Co..........................        65,400         2,221,556
Shaw Group, Inc.+................................       103,800         2,530,125
Wabash National Corp.............................       299,800         8,488,088
York International Corp..........................        70,300         3,255,769
                                                                  ---------------
                                                                       41,940,875
                                                                  ---------------
COMMERCIAL SERVICES (0.8%)
Equity Corp. International+......................        65,300         1,395,788
Hospitality Worldwide Services...................        18,200           218,400
Norrell Corp.....................................        81,000         1,974,375
Perceptron, Inc.+................................        94,000         2,091,500
Pinkertons, Inc.+................................       114,150         2,611,181
Wackenhut Corrections Corp.+.....................        34,400           963,200
                                                                  ---------------
                                                                        9,254,444
                                                                  ---------------
CONSTRUCTION & HOUSING (1.3%)
D.R. Horton, Inc.+...............................       918,600        16,362,563
                                                                  ---------------
DIVERSIFIED MANUFACTURING (1.1%)
Brady (W.H.) Co..................................        72,200         2,215,638
Intermet Corp....................................       600,500        11,034,188
                                                                  ---------------
                                                                       13,249,826
                                                                  ---------------
ELECTRICAL EQUIPMENT (1.3%)
Avnet, Inc.......................................        79,500         5,266,875
Grainger (W.W.), Inc.............................        57,400         5,374,075
Molex, Inc.......................................       122,500         4,677,969
Tecumseh Products Co.............................         8,100           399,938
                                                                  ---------------
                                                                       15,718,857
                                                                  ---------------
MACHINERY (0.0%)
AGCO Corp........................................         8,100           220,793
Middleby Corp.+..................................        34,100           350,591
                                                                  ---------------
                                                                          571,384
                                                                  ---------------
MANUFACTURING (0.1%)
Rock of Ages Corp.+..............................        35,600           658,600
                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
POLLUTION CONTROL (0.7%)
American Disposal Services, Inc.+................        74,400   $     2,659,800
Sevenson Environmental Services, Inc.............       129,600         1,555,200
Tetra Technologies, Inc.+........................       162,600         3,810,938
                                                                  ---------------
                                                                        8,025,938
                                                                  ---------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                     118,297,069
                                                                  ---------------

TECHNOLOGY (11.5%)
AEROSPACE (1.5%)
Coltec Industries, Inc.+.........................       352,500         8,217,656
Orbital Sciences Corp.+..........................       268,400         6,894,525
Rohr Industries, Inc.+...........................       103,500         3,169,688
                                                                  ---------------
                                                                       18,281,869
                                                                  ---------------
COMPUTER PERIPHERALS (2.3%)
Bolder Technologies Corp.+.......................        81,900           931,613
EMC Corp.+.......................................        91,800         2,782,688
HMT Technology Corp.+............................       184,000         2,426,500
Hypercom Corp.+..................................        91,800         1,468,800
In Focus Systems, Inc.+..........................        91,300         3,007,194
Komag, Inc.+.....................................       259,900         5,238,609
Pinnacle Systems, Inc.+..........................        92,200         2,235,850
Proxim, Inc.+....................................        90,400         1,073,500
Quantum Corp.+...................................       268,400         7,120,988
Radiant Systems, Inc.+...........................        16,100           319,988
Raster Graphics, Inc.+...........................       100,800           585,900
SanDisk Corp.+...................................        19,300           470,438
SCM Microsystems, Inc.+..........................        30,900           802,434
                                                                  ---------------
                                                                       28,464,502
                                                                  ---------------
COMPUTER SOFTWARE (2.7%)
Aspect Development, Inc.+........................        22,700           967,588
Aspen Technologies, Inc.+........................       103,700         3,947,081
Autodesk, Inc....................................        95,800         3,679,319
Checkfree Corp.+.................................       134,600         3,516,425
Cognicase, Inc.+.................................        13,900           131,181
Edify Corp.+.....................................       167,700         2,840,419
Integrated Systems, Inc.+........................        39,200           606,375
MAPICS, Inc.+....................................       122,700         1,342,031
MathSoft, Inc.+..................................        60,800           199,500
Metromail Corp.+.................................       147,000         2,627,625
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
COMPUTER SOFTWARE (CONTINUED)
Remedy Corp.+....................................        70,200   $     3,071,250
Synopsys, Inc.+..................................        63,000         2,594,813
Transaction Systems Architects, Inc., Class A+...       113,800         4,413,306
Tripos, Inc.+....................................        82,600         1,249,325
Viasoft, Inc.+...................................        16,000           586,000
Visigenic Software, Inc.+........................       122,500           937,891
                                                                  ---------------
                                                                       32,710,129
                                                                  ---------------
COMPUTER SYSTEMS (0.2%)
Avid Technology, Inc.+...........................        80,200         2,355,875
Bell & Howell Co.+...............................        18,200           432,250
                                                                  ---------------
                                                                        2,788,125
                                                                  ---------------
ELECTRONICS (2.3%)
Electronics for Imaging, Inc.+...................       171,100         8,234,188
Flextronics International, Ltd.*+................        37,900         1,534,950
Itron, Inc.+.....................................        99,000         1,788,188
Jabil Circuit, Inc.+.............................        31,500         1,515,938
Nimbus CD International, Inc.+...................        44,900           446,194
Perkin-Elmer Corp................................       102,400         7,123,200
Quickturn Design System, Inc.....................       125,900         1,471,456
Symbol Technologies, Inc.........................        35,300         1,378,906
Thomas & Betts Corp..............................        90,900         4,124,588
                                                                  ---------------
                                                                       27,617,608
                                                                  ---------------
INFORMATION PROCESSING (1.0%)
Cambridge Technology Partners, Inc.+.............       103,200         4,005,450
Computer Horizons Corp.+.........................        17,250           571,406
CSG Systems International, Inc.+.................        17,000           627,938
International Network Services+..................       141,300         2,525,738
Keane, Inc.+.....................................        31,400           994,988
Metro Information Services, Inc.+................        71,000         1,819,375
Sapient Corp.+...................................        40,500         2,106,000
                                                                  ---------------
                                                                       12,650,895
                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
SEMICONDUCTORS (1.5%)
8 x 8, Inc.+.....................................       163,800   $     1,899,056
Alliance Semiconductor Corp.+....................       142,800           905,888
Altera Corp.+....................................        63,800         2,990,625
ATMI, Inc.*+.....................................        88,100         2,879,769
Exar Corp.+......................................         8,800           220,550
Galileo Technology Ltd.*+........................        23,500           729,969
Integrated Device Technology, Inc.+..............       269,100         2,749,866
Integrated Silicon Solution, Inc.+...............       117,700         1,162,288
SDL, Inc.+.......................................       133,700         2,264,544
SIPEX Corp.+.....................................        38,900         1,230,213
Vitesse Semiconductor Corp.+.....................        32,700         1,459,238
                                                                  ---------------
                                                                       18,492,006
                                                                  ---------------
  TOTAL TECHNOLOGY...............................                     141,005,134
                                                                  ---------------
TELECOMMUNICATIONS (1.9%)
TELECOMMUNICATION SERVICES (0.7%)
At Home Corp., Series A+.........................        25,800           530,513
Concentric Network Corp.+........................       135,800         1,417,413
Mobile Telecommunication Technologies Corp.+.....       131,000         2,280,219
Premiere Technologies, Inc.+.....................       187,500         4,488,281
                                                                  ---------------
                                                                        8,716,426
                                                                  ---------------
TELECOMMUNICATIONS-EQUIPMENT (1.2%)
Aspect Telecommunications Corp.+.................       111,200         2,502,000
Excel Switching Corp.+...........................        26,800           649,900
Glenayre Technologies, Inc.+.....................       181,100         1,980,781
Natural Microsystems Corp.+......................        77,900         3,709,988
P-COM, Inc.+.....................................       120,400         2,114,525
QUALCOMM, Inc.+..................................        63,500         4,310,063
                                                                  ---------------
                                                                       15,267,257
                                                                  ---------------
  TOTAL TELECOMMUNICATIONS ......................                      23,983,683
                                                                  ---------------
TRANSPORTATION (2.3%)
AIRLINES (0.2%)
ASA Holdings, Inc................................        85,700         2,544,219
                                                                  ---------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
RAILROADS (1.2%)
Genesee & Wyoming Inc., Class A+.................       139,900   $     3,549,963
Wisconsin Central Transportation Corp.+..........       350,700        10,630,594
                                                                  ---------------
                                                                       14,180,557
                                                                  ---------------
TRANSPORTATION (0.2%)
GATX Corp........................................        46,800         2,843,100
                                                                  ---------------
TRUCK & FREIGHT CARRIERS (0.7%)
Allied Holdings, Inc.+...........................       102,100         2,010,094
American Freightways Corp.+......................       125,600         1,836,900
Jevic Transportation, Inc.+......................        16,600           273,900
Motor Cargo Industries, Inc.+....................        32,200           371,306
Werner Enterprises, Inc..........................       161,700         3,496,763
                                                                  ---------------
                                                                        7,988,963
                                                                  ---------------
  TOTAL TRANSPORTATION...........................                      27,556,839
                                                                  ---------------

UTILITIES (8.3%)
ELECTRIC (5.4%)
Central Hudson Gas & Electric Corp...............       170,000         6,545,000
Central Louisiana Electric Co....................       212,400         6,172,875
Enova Corp.......................................       212,000         5,512,000
Hawaiian Electric Industries, Inc................       184,200         7,172,288
Illinova Corp....................................       145,800         3,526,538
MidAmerican Energy Holdings Co...................       308,700         6,154,706
Montana Power Co.................................        49,400         1,352,325
New England Electric System......................       228,800         9,438,000
Northern States Power Co.........................        69,300         3,802,838
Otter Tail Power Co..............................        59,300         2,045,850
Pinnacle West Capital Corp.......................       120,900         4,662,206
Potomac Electric Power Co........................       282,200         6,984,450
Wisconsin Energy Corp............................        91,200         2,462,400
                                                                  ---------------
                                                                       65,831,476
                                                                  ---------------
NATURAL GAS (0.8%)
Atmos Energy Corp................................       109,100         2,897,969
MCN Energy Group, Inc............................        20,100           767,569
Wicor, Inc.......................................       129,800         5,987,025
                                                                  ---------------
                                                                        9,652,563
                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
TELEPHONE (1.5%)
American Communications Services, Inc.+..........        88,000   $     1,171,500
COLT Telcom Group plc (ADR)+(a)..................        65,400         2,840,813
Frontier Corp....................................        69,500         1,702,750
ICG Communications, Inc.+........................        34,900           812,516
Intermedia Communications, Inc.+.................        51,700         2,555,919
ITC DeltaCom, Inc.+..............................        12,700           179,388
McLeodUSA, Inc., Class A+........................       142,500         5,290,313
NEXTLINK Communications, Inc., Class A+..........        17,700           357,872
Omnipoint Corp.+.................................       169,000         3,575,406
Pacific Gateway Exchange, Inc.+..................         9,100           356,038
                                                                  ---------------
                                                                       18,842,515
                                                                  ---------------
WATER (0.6%)
E'Town Corp......................................       120,900         4,269,281
SJW Corp.........................................        21,300         1,214,100
Southern California Water Co.....................       101,600         2,292,350
                                                                  ---------------
                                                                        7,775,731
                                                                  ---------------
  TOTAL UTILITIES................................                     102,102,285
                                                                  ---------------
  TOTAL COMMON STOCKS
   (COST $973,452,255)...........................                   1,167,305,347
                                                                  ---------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  ------------   ---------------
SHORT-TERM INVESTMENTS (5.4%)
REPURCHASE AGREEMENT (5.4%)
Goldman Sachs, Repurchase Agreement 5.50% dated
  11/28/97 due 12/01/97, proceeds $65,875,179
  (collateralized by $45,760,000 U.S. Treasury
  Note, 6.25% due 5/31/00, valued at $47,671,279
  and $18,302,000 U.S. Treasury Note, 7.75% due
  1/31/00, valued at $19,490,728) (cost
  $65,845,000)...................................  $ 65,845,000   $    65,845,000
                                                                  ---------------
TOTAL INVESTMENTS (COST $1,039,297,255) (100.4%)...............
                                                                    1,233,150,347
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)..................
                                                                       (4,697,491)
                                                                  ---------------
NET ASSETS (100.0%)............................................   $ 1,228,452,856
                                                                  ---------------
                                                                  ---------------

------------------------------
Note: For Federal Income Tax purposes, the cost of securities at November 30, 1997, was $1,044,816,977, the aggregate gross unrealized appreciation and depreciation was $231,112,586 and $42,779,216, respectively, resulting in net unrealized appreciation of $188,333,370.

+ Non-income producing security.

* Foreign security.

(a) $3,202,874 market value of equity securities is segregated as collateral for when-issued securities.

When-issued -- A conditional transaction in a security authorized for issuance but not actually issued.

(ADR) Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR, after the name of a foreign holding, stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,039,297,255)         $1,233,150,347
Receivable for Investments Sold                        11,995,384
Dividends Receivable                                      895,314
Interest Receivable                                        30,179
Prepaid Trustees' Fees                                      2,336
Prepaid Expenses and Other Assets                           6,407
                                                   --------------
    Total Assets                                    1,246,079,967
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      16,923,340
Advisory Fee Payable                                      605,141
Custody Fee Payable                                        51,138
Administrative Services Fee Payable                        30,462
Payable to Custodian                                        2,532
Administration Fee Payable                                  1,297
Fund Services Fee Payable                                   1,655
Accrued Expenses                                           11,546
                                                   --------------
    Total Liabilities                                  17,627,111
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,228,452,856
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income                                                 $  6,961,243
Interest Income                                                    1,418,094
                                                                ------------
    Investment Income                                              8,379,337
EXPENSES
Advisory Fee                                       $3,612,449
Custodian Fees and Expenses                           199,000
Administrative Services Fee                           183,228
Professional Fees and Expenses                         29,031
Fund Services Fee                                      22,341
Administration Fee                                     13,572
Trustees' Fees and Expenses                            10,070
Printing Expenses                                       8,114
Insurance Expense                                       2,156
Registration Fees                                         306
                                                   ----------
    Total Expenses                                                 4,080,267
                                                                ------------
NET INVESTMENT INCOME                                              4,299,070
NET REALIZED GAIN ON INVESTMENTS                                 110,283,908
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     58,675,647
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $173,258,625
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1997     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1997
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,299,070    $    8,348,905
Net Realized Gain on Investments                        110,283,908        87,877,628
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                          58,675,647        (2,676,687)
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                        173,258,625        93,549,846
                                                   -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           178,831,266       386,255,018
Withdrawals                                            (193,919,646)     (269,567,535)
                                                   -----------------   --------------
    Net Increase (Decrease) from Investors'
      Transactions                                      (15,088,380)      116,687,483
                                                   -----------------   --------------
    Total Increase in Net Assets                        158,170,245       210,237,329
NET ASSETS
Beginning of Period                                   1,070,282,611       860,045,282
                                                   -----------------   --------------
End of Period                                      $  1,228,452,856    $1,070,282,611
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                      FOR THE SIX      FOR THE FISCAL YEAR ENDED    JULY 19, 1993
                                                     MONTHS ENDED               MAY 31,            (COMMENCEMENT OF
                                                   NOVEMBER 30, 1997   -------------------------    OPERATIONS) TO
                                                      (UNAUDITED)       1997      1996     1995      MAY 31, 1994
                                                   -----------------   -------   ------   ------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.68%(a)    0.68%   0.67%    0.71%             0.72%(a)
  Net Investment Income                                        0.71%(a)    0.92%   1.33%    1.21%             0.99%(a)
Portfolio Turnover                                               44%        98%      93%      75%               97%+
Average Broker Commissions                                   0.0452     0.0467       --       --                --

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Capital Appreciation Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $200,358,103 on that date from The Pierpont Capital Appreciation Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $29,458,073 was included in the contributed securities. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of small companies. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

   b) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Distributions to shareholders of net investment income and realized net captial gains, if any, are declared and paid annually.

   d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

   d) The Portfolio's custodian takes possession of the collateral pledged for investment in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan a fee at an annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended November 30, 1997, such fees amounted to $3,612,449.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for operations of the Portolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1997, the fee for these services amounted to $13,572.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1997, the fee for these services amounted to $183,228.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $22,341 for the six months ended November 30, 1997.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,500.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1997 were as follows:

   COST OF            PROCEEDS
  PURCHASES          FROM SALES
-----------------   ------------
$496,193,692......  $521,041,022

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the Funds's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN INSTITUTIONAL FUNDS

     FEDERAL MONEY MARKET FUND

     PRIME MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     GLOBAL STRATEGIC INCOME FUND

     INTERNATIONAL BOND FUND

     NEW YORK TOTAL RETURN BOND FUND

     SHORT TERM BOND FUND

     TAX EXEMPT BOND FUND

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     TAX AWARE DISCIPLINED EQUITY FUND:

         INSTITUTIONAL SHARES

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     EMERGING MARKETS EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     JAPAN EQUITY FUND



FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS SERVICES
AT (800)766-7722.



J.P. MORGAN
INSTITUTIONAL
U.S. SMALL COMPANY
FUND



SEMI-ANNUAL REPORT
NOVEMBER 30, 1997